Equity Instruments (Details 4) - Warrant [Member]	3 Months Ended
Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	75.00%
Risk free interest rate, Minimum	1.36%
Risk free interest rate, Maximum	1.37%
Contractual term (years)	4 years 7 months 6 days
Dividend yield	0.00%